Fixed assets, net (Details) $ in Thousands			6 Months Ended
	Apr. 12, 2021 USD ($)	May 12, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / T	Dec. 31, 2020 USD ($)
Fixed Assets, Net
Carrying value			$ 2,429,647	$ 2,479,937
Credit facility			815,000
Instalments due by 12-months period ended:
Less: Current leaseback obligation			(63,316)	(24,515)
Leaseback obligation, net of current portion			168,542	95,585
Citibank/Natwest $815 mil. Facility
Fixed Assets, Net
Sale Leaseback Transaction, Historical Cost	$ 135,000
Credit facility	815,000		815,000
Minimum liquidity per vessels			30,000
Vessel
Fixed Assets, Net
Residual value of the fleet			$ 428,200	$ 428,200
Average life of scrap considered to calculate residual value of vessel, one			10 years
Average life of scrap considered to calculate residual value of vessel, two			5 years
Scrap value per ton (in dollars per ton) | $ / T			300
Instalments due by 12-months period ended:
June 30, 2022			$ 74,716
June 30, 2023			68,482
June 30, 2024			77,793
June 30, 2025			7,209
Until April 2026			36,411
Total leaseback instalments			264,611
Less: Imputed interest			(27,396)
Total leaseback obligation			237,215
Less: Deferred finance costs, net			(5,357)
Less: Current leaseback obligation			(63,316)
Leaseback obligation, net of current portion			168,542
Hyundai Honour And Hyundai Respect
Fixed Assets, Net
Sale Leaseback Transaction, Historical Cost		$ 139,100
Sale and leaseback arrangement term (in years)		4 years
Repurchase price		$ 36,000
Carrying value			265,600
CMA CGM Melisande, CMA CGM Attila, CMA CGM Tancredi, CMA CGM Bianca and CMA CGM Samson
Fixed Assets, Net
Sale Leaseback Transaction, Historical Cost	$ 135,000
Sale and leaseback arrangement term (in years)	5 years
Repurchase price	$ 31,000
Carrying value			$ 436,500